Financial Costs and Loss/(gain) on Derivatives - Financial Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Financial costs
Amortization and write-off of deferred loan/bond issuance costs/premium	$ 3,603	$ 3,697	$ 10,717	$ 7,514
Interest expense on loans	20,592	25,147	41,364	51,973
Interest expense on bonds and realized loss on CCS	8,608	8,856	17,289	18,340
Lease charge	2,412	2,526	4,826	5,075
Loss arising on bond repurchase at a premium				1,937
Other financial costs, net	16,001	3,331	16,408	159
Total financial costs	51,216	$ 43,557	90,604	$ 84,998
Legal and professional fees related to the Transaction	$ 15,652		$ 15,652